Capital Stocks	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Equity [Abstract]
CAPITAL STOCKS
3.	CAPITAL STOCK

Three months ended September 30, 2020

During the three months ended September 30, 2020, the Company issued 35,573,090 shares of common stock for cash for aggregate gross proceeds of $800,000.

During the three months ended September 30, 2020, the Company issued 79,908,088 shares of common stock upon conversion of convertible notes in the amount of $233,000 in principal, plus accrued interest of $23,335 and other fees of $900 based upon conversion prices ranging from $0.00095 - $0.017995 per share. All note conversions were performed per the terms of their respective agreements and therefore no gain or loss on the conversion was recorded.

During the three months ended September 30, 2020, the Company issued 2,813,903 shares of common stock for services rendered at fair value prices of $0.028 - $0.035 per share in the aggregate amount of $88,301.

Three months ended September 30, 2019

During the three months ended September 30, 2019, the Company issued 217,641,145 shares of common stock upon conversion of convertible notes in the amount of $388,886 in principal, plus accrued interest of $57,594 and other fees of $3,500, with an aggregate fair value loss on settlement of $623,594 based upon conversion prices ranging from $0.0035 - $0.0069 per share.

During the three months ended September 30, 2019, the Company issued 22,995,143 shares of common stock for services rendered at a fair value prices of $0.0035 - $0.0050 per share in the aggregate amount of $89,450.

3.	CAPITAL STOCKS

Year ended June 30, 2020

During the year ended June 30, 2020, the Company issued 884,989,722 shares of common stock upon conversion of convertible notes in the amount of $1,166,986 in principal, plus accrued interest of $198,200 and other fees of $12,000 based upon conversion prices ranging from $0.00095 - $0.0041.

During the year ended June 30, 2020, the Company issued 91,101,103 shares of common stock for services rendered at fair value prices of $0.002 - $0.0072 per share in the amount of $357,134.

Year ended June 30, 2019

During the year ended June 30, 2019, the Company issued 195,464,064 shares of common stock upon conversion of convertible notes in the amount of $411,814 in principal, plus accrued interest of $75,278 with an aggregate fair value loss on settlement of $1,053,517 based upon conversion prices ranging from $0.0055 to $0.0099

During the year ended June 30, 2018, the Company issued 29,397,257 shares of common stock for services rendered at a fair value prices of $0.0063 - $0.0105 per share in the amount of $249,435.